Employee benefits - Expense recognized in profit and loss (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Employee benefits.
Current service cost	$ 25,890	$ 38,987	$ 30,108
Interest cost, net	19,855	39,665	30,806
Termination expense	$ 45,745	$ 78,652	$ 60,914